INCOME TAXES	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
INCOME TAXES
15.	INCOME TAXES

CDTV Holdings and CDTV BVI are tax-exempted companies incorporated in the Cayman Islands and the British Virgin Islands, respectively.

Golden Benefit and CSM Holdings are subject to Hong Kong Profits Tax on its activities conducted in Hong Kong. No provision for Hong Kong Profits tax has been made in the consolidated financial statements as they both have no assessable profits for the years presented.

Super TV, N-S Digital TV, N-S Media Investment, N-S Information Technology, Joysee, Cyber Cloud, Shibo Movie, Xinsi Yijia and Dingyuan are registered in the PRC and are subject to PRC Enterprise Income Tax ("EIT") on the taxable income in accordance with the relevant PRC income tax laws. Both Super TV and N-S Digital TV qualified as "High-and-New Technology Enterprise" ("HNTE") under the Enterprise Income Tax Law effective from January 1, 2008 (the "2008 EIT law") and therefore both qualified for a preferential tax rate of  15% for a three year period. In October 2011 and again in October 2014, both Super TV and N-S Digital TV successfully renewed their HNTE qualification and qualified for a preferential tax rate of 15% from 2011 to 2016.

Cyber Cloud was subject to the statutory tax rate of 25% in 2012 and 2013. In October 2014, Cyber Cloud obtained the HNTE certificate for the tax years from 2014 to 2016, and Cyber Cloud is entitled to a preferential income tax rate of 15% in each of those years.

Super TV qualified as “Key Software Enterprise” in 2010 and entitled for a preferential tax rate of 10% in 2010. In March 2013, Super TV renewed the “Key Software Enterprise” certificate for the tax years from 2011 to 2012 from the relevant PRC government authorities and further in December 2013, Super TV obtained such certificate for the tax years from 2013 to 2014. As a result, Super TV was entitled to a preferential income tax rate of 10% in each of those years.

N-S Media Investment, N-S Information Technology, Joysee, Shibo Movie, Xinsi Yijia and Dingyuan were subject to the statutory tax rate of 25% in 2013, 2014, and 2015.

Deferred income taxes result principally from differences in the recognition of certain assets and liabilities for tax and financial reporting purposes and the tax effect of tax loss carry forwards.

Income tax expenses/(benefits) are as follows:

	For the years ended December 31,
	2013	2014	2015

Income tax expenses/(benefits)
Current	$(1,587)	$10,638	$3,401
Deferred	2,314	(4,265)	1,177

Total	$727	$6,373	$4,578

The principal components of the deferred income tax assets (liabilities) are as follows:

	As of December 31,
	2014	2015

Current deferred income tax assets
Write-down of inventory value	$586	$761
Allowance for doubtful accounts	686	1,060
Accrued expenses	1,055	1,074
Accrued bonus	423	341
Deferred revenue-current	162	77
Government subsidies-current	24	122
Warranty	51	6
Valuation allowance	(600)	(426)

Current deferred income tax assets subtotal	$2,387	$3,015

Non-current deferred income tax assets
Deferred revenue-non-current	229	52
Government subsidies-non-current	667	461
Depreciation and amortization	(14)	(33)
Intangible assets impairment	25	46
Tax loss carry-forward deferred tax assets	5,997	8,860
Valuation allowance	(6,119)	(8,950)

Non-current deferred income tax assets subtotal	$785	$436

Current deferred income tax liabilities Accrued withholding tax	(3,727)	(5,334)

Current deferred income tax liabilities subtotal	$(3,727)	$(5,334)

Non-current deferred income tax liabilities Acquired intangible assets	(110)	(87)

Non-current deferred income tax liabilities subtotal	$(110)	$(87)

The Company's subsidiaries registered in the PRC have total net operating loss carry forwards of $40,255 as of December 31, 2015 which will expire on various dates between December 31, 2016 and December 31, 2020. The net operating loss carry forwards generated by a particular entity in the Group cannot be transferred or utilized by other entities within the Group. Valuation allowances have been established because the Group believes that it is more likely than not that its deferred income tax assets will not be realized as it does not expect to generate sufficient taxable income in future. The valuation allowance for deferred income tax assets as of December 31, 2014 and 2015 was $6,719 and $9,376, respectively. The net changes in the valuation allowance were additions of $3,173, offset by expired tax losses of $141 and foreign currency translation effect of $375 in 2015.

The Group is currently not the subject of any income tax examinations. The Group's tax returns generally remain open for tax years from 2013.

Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2013	2014	2015

Net income before provision for income taxes	$23,771	$25,597	$5,253
PRC statutory tax rate	25%	25%	25%

Income tax at statutory tax rate	5,943	6,399	1,313
Expenses not deductible for tax purposes	1,034	1,504	221
Research and development expenses bonus deduction	(460)	(598)	(1,070)
Investment loss deductible for tax purposes (Note a)	—	(2,104)	-
Effect of preferential income tax rate	(10,104)	(3,990)	(1,210)
Effect of income tax rate difference in other jurisdictions	233	446	543
Change in valuation allowance	467	1,265	3,173
Withholding tax relating to distributable earnings	3,614	3,451	1,608

Income tax expenses	$727	$6,373	$4,578

a.	The adjustment is related to investment loss incurred upon disposal of Xinghe Union (see Note 5(b)), and the transfer of certain investments during an internal reorganizations of the Group, which is deductible for tax purposes.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group's overall operations, and more specifically, with regard to tax residency status. The 2008 EIT Law includes a provision specifying that legal entities organized outside the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside the PRC should be treated as residents for 2008 EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purpose, dividends paid to it from profits earned by the PRC subsidiary after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries, the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by the resident in Hong Kong, the withholding tax would be 5%, but that will be subject to the interpretation of Circular No. 601 issued by the State Administration of Taxation, under which the Company's Hong Kong subsidiary might not be considered to be the beneficial owner of any such dividends and in that case the withholding tax rate would be 10%. According to the interpretation of Circular No. 601 issued by the State Administration of Taxation, management believes it is more likely than not that the Company's Hong Kong subsidiary might not be considered to be the beneficial owner of any such dividends and, therefore the withholding tax rate would be 10%. As a result, withholding tax of $9,278 was recorded to income tax expenses in 2012, as no previous accrual had been recorded, and $7,858 was recorded in 2014 against the accrued deferred income tax liability. As of December 31, 2014 and 2015, the Group accrued deferred income tax liabilities related to withholding tax at the amount of $3,727 and $5,334, respectively, on the undistributed earnings generated after January 1, 2008.